ORGANIZATION OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	1 Months Ended
Jul. 25, 2022
RSUs [Member]
Schedule of assets and liabilities
December 31, 2022
	Level 1	Level 2	Level 3
Derivative liabilities	$-	$-	$-

December 31, 2021
	Level 1	Level 2	Level 3
Derivative liabilities	$-	$-	$1,040,000